Leases (Details) ¥ in Millions			12 Months Ended
	Mar. 18, 2026 USD ($)	Mar. 18, 2026 JPY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 10, 2026 JPY (¥)
Leases [Line Items]
Rental amount (in Yen) | ¥		¥ 5.5
Gain on disposal amount (in Dollars) | $	$ 2,512,565
Operating lease expenses (in Dollars) | $			$ 2,779,487	$ 2,567,419	$ 1,978,211
Maximum [Member]
Leases [Line Items]
Lessee, Operating Lease, Remaining Lease Term			15 years
Japan [Member] | DinnerBank Co., Ltd. [Member] | Sales Agreement [Member]
Leases [Line Items]
Consideration amount (in Yen) | ¥						¥ 1,250.0
Japan [Member] | Minimum [Member]
Leases [Line Items]
Borrowing rate			2.03%
Japan [Member] | Maximum [Member]
Leases [Line Items]
Borrowing rate			6.69%
Hong Kong [Member] | Minimum [Member]
Leases [Line Items]
Borrowing rate			2.83%
Hong Kong [Member] | Maximum [Member]
Leases [Line Items]
Borrowing rate			4.48%
Canada [Member] | Minimum [Member]
Leases [Line Items]
Borrowing rate			2.25%
Canada [Member] | Maximum [Member]
Leases [Line Items]
Borrowing rate			5.25%
United States [Member]
Leases [Line Items]
Borrowing rate			8.50%
Australia [Member]
Leases [Line Items]
Borrowing rate			5.34%